Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Accounts Receivable, net

Note 11. Accounts Receivable, net (including related parties)

	December 31,	December 31,
	2021	2022

	(in thousands)
Accounts receivable	$410,140	261,112
Accounts receivable from related parties	71	36
Less: Loss allowance	-	-
	$410,211	261,148

As of December 31, 2021 and 2022, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2021
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$408,415	0%	$—
Past due within 30 days	795	0%	—
Past due 31‑60 days	924	0%	—
Past due 61‑90 days	77	0%	—
Past due 91‑120 days	-	0%	—
Past due over 121 days	-	100.00%	—
	$410,211		$—

	December 31, 2022
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$258,974	0%	$-
Past due within 30 days	1,884	0%	-
Past due 31‑60 days	121	0-32.15%	-
Past due 61‑90 days	75	0-47.02%	-
Past due 91‑120 days	94	0-77.69%	-
Past due over 121 days	-	100.00%	-
	$261,148		$-

As of December 31, 2021, the Company recognized a reversal of credit losses amounting to $190 thousand for accounts receivable due to recovery.  There were no changes in loss allowance as of December 31, 2022.

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year

	(in thousands)

Year 2020	$190	-	-	190
Year 2021	$190	(190)	-	-
Year 2022	$-	-	-	-